GEOGRAPHIC INFORMATION AND CONCENTRATIONS - Narrative (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues | Customer concentration risk | Two customers
Concentration Risk [Line Items]
Concentration risk percentage	71.90%	72.10%
Revenues | Customer concentration risk | Three customers
Concentration Risk [Line Items]
Concentration risk percentage			74.90%
Accounts receivable | Customer concentration risk | Two customers
Concentration Risk [Line Items]
Concentration risk percentage	66.00%	61.00%
Purchases | Vendor concentration risk | Two vendors
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Purchases | Vendor concentration risk | Four vendors
Concentration Risk [Line Items]
Concentration risk percentage	9.00%